Expense Example - Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF - Goldman Sachs ActiveBeta_R Emerging Markets Equity ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	46	158	279	635